Investments (Analysis of Past Due Commercial Mortgage, Agricultural, and Other Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Non-Accrual Status	$ 0	$ 0
Recording investment gross of allowance for credit losses	148,587	115,822
Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	148,587	115,822
30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
90 Days or More Past Due | Commercial mortgage and other loans
Financing Receivable, Past Due [Line Items]
Accruing Interest	0	0
Commercial mortgage loans
Financing Receivable, Past Due [Line Items]
Non-Accrual Status	0	0
Recording investment gross of allowance for credit losses	133,020	113,571
Commercial mortgage loans | Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	133,020	113,571
Commercial mortgage loans | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Commercial mortgage loans | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Commercial mortgage loans | 90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Agricultural Loan
Financing Receivable, Past Due [Line Items]
Non-Accrual Status	0	0
Recording investment gross of allowance for credit losses	15,567	2,251
Agricultural Loan | Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	15,567	2,251
Agricultural Loan | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Agricultural Loan | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Agricultural Loan | 90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	$ 0	$ 0